Provisions and Contingencies - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Mar. 20, 2023	Dec. 31, 2021
Disclosure of other provisions [line items]
Legal proceedings	€ 0.1	€ 359.1	€ 177.9
Obligations from onerous CMO contracts	235.5		0.0
Current onerous provision addition	235.5
Other	140.2		€ 117.2
Additional provisions, other provisions	€ 23.0